Reporting Segments - Reportable segments financial performance (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Net investment income									$ 3,240	$ 3,401	$ 3,042
Goodwill impairment					$ (125)				0	(125)	0
Net income applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	2,012	3,438	1,692
Allstate Protection
Segment Reporting Information
Underwriting income									2,343	2,304	1,477
Property-Liability
Segment Reporting Information
Underwriting income									2,253	2,205	1,370
Net investment income									1,464	1,478	1,253
Income tax expense on operations									(747)	(1,187)	(865)
Realized capital gains and losses, after-tax									(500)	272	0
Gain (loss) on disposition of operations, after-tax									0	9	0
Tax Legislation (expense) benefit									(5)	36	0
Net income applicable to common shareholders									2,465	2,813	1,758
Adjusted net income (loss)									2,253	2,205	1,370
Discontinued Lines and Coverages
Segment Reporting Information
Underwriting income									(90)	(99)	(107)
Service Businesses
Segment Reporting Information
Net investment income									27	16	13
Realized capital gains and losses, after-tax									(9)	0	0
Tax Legislation (expense) benefit									(4)	137	0
Net income applicable to common shareholders									(79)	23	5
Adjusted net income (loss)									8	(54)	5
Amortization of purchased intangible assets, after-tax									(74)	(60)	0
Allstate Life
Segment Reporting Information
Net investment income									505	489	482
Realized capital gains and losses, after-tax									(11)	2	(24)
Tax Legislation (expense) benefit									(16)	338	0
Net income applicable to common shareholders									260	589	223
Adjusted net income (loss)									295	259	251
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax									(8)	(10)	(4)
Allstate Benefits
Segment Reporting Information
Net investment income									77	72	71
Realized capital gains and losses, after-tax									(7)	0	(4)
Tax Legislation (expense) benefit									0	54	0
Net income applicable to common shareholders									118	154	99
Adjusted net income (loss)									124	100	103
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax									1	0	0
Allstate Annuities
Segment Reporting Information
Net investment income									1,096	1,305	1,181
Realized capital gains and losses, after-tax									(131)	28	(26)
Gain (loss) on disposition of operations, after-tax									4	4	3
Tax Legislation (expense) benefit									69	182	0
Net income applicable to common shareholders									76	419	77
Adjusted net income (loss)									131	205	102
Valuation changes on embedded derivatives that are not hedged, after-tax									3	0	(2)
Corporate and Other
Segment Reporting Information
Net investment income									71	41	42
Realized capital gains and losses, after-tax									(30)	(4)	(2)
Pension and other postretirement remeasurement gains and losses, after-tax									(370)	141	(175)
Tax Legislation (expense) benefit									(15)	(238)	0
Goodwill impairment									0	(125)	0
Business combination expenses, after-tax									(7)	(14)	0
Net income applicable to common shareholders									(828)	(560)	(470)
Adjusted net income (loss)									$ (406)	$ (320)	$ (293)